Options (Details)	12 Months Ended
Nov. 30, 2022 $ / shares shares
Options Outstanding | shares	1,489,500
Options exercisable | shares	1,309,000
Weighted average exercise price outstanding	$ 2.40
Option [Member]
Options Outstanding | shares	1,309,000
Options exercisable | shares	1,309,000
Weighted average exercise price outstanding	$ 0.35
Weighted average exercise price option exercisable	$ 0.35
Expected life (in Years)	3 months 7 days
Weighted average grant date fair value of options granted exercisable	$ 0.27
Option Outstanding
Options Outstanding | shares	1,309,000
Options exercisable | shares	1,309,000
Weighted average exercise price outstanding	$ 0.35
Weighted average exercise price option exercisable	$ 0.35
Expected life (in Years)	6 years 3 months 7 days
Weighted average grant date fair value of options granted outstanding	$ 0.27
Weighted average grant date fair value of options granted exercisable	$ 0.27